Deposits	12 Months Ended
Mar. 31, 2026
Banking and Thrift, Interest [Abstract]
Deposits
16. Deposits
Deposits include demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2025 and March 31, 2026 are as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Interest-bearing:
Savings deposits	Rs.	6,304,659.5	Rs.	7,058,000.9	US$	75,221.2
Time deposits		17,689,697.7		20,439,591.3		217,836.4

Total interest-bearing deposits		23,994,357.2		27,497,592.2		293,057.6
Non-interest-bearing deposits		3,116,596.7		3,504,125.5		37,345.5

Total	Rs.	27,110,953.9	Rs.	31,001,717.7	US$	330,403.1

As of March 31, 2025 and March 31, 2026, time deposits of Rs. 12,328,690.0 million and Rs. 14,429,568.7 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one
and ten years.
As of March 31, 2025 and March 31, 2026, time deposits in excess of Rs.0.5 million aggregated Rs. 15,657,927.8 million and Rs. 18,264,896.2 million, respectively.
As of March 31, 2026, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2026
	(In millions)
Due to mature in the fiscal year ending March 31:
2027	Rs.	14,429,568.7	US$	153,784.2
2028		4,504,075.6		48,002.5
2029		754,170.2		8,037.6
2030		432,200.5		4,606.2
2031		115,896.8		1,235.2
Thereafter		203,679.5		2,170.7

Total	Rs.	20,439,591.3	US$	217,836.4